[LOGO OF USAA]
   USAA(R)

                 USAA TAX EXEMPT
                      MONEY MARKET Fund

                                  [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

     A n n u a l   R e p o r t

--------------------------------------------------------------------------------
       MARCH 31, 2003

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                     "
                                             AS THE GEOPOLITICAL
[PHOTO OF CHRISTOPHER W. CLAUS]              UNCERTAINTY UNWINDS,
                                         WE AT USAA EXPECT THE ECONOMY
                                          TO REGAIN SOME MOMENTUM ....
                                                     "
--------------------------------------------------------------------------------

                 At USAA, we remain proud and honored to serve our members, many of whom have served or are serving our nation in all corners of the world. The nation's worst fears about the war in Iraq have not been realized, and we are grateful.

                 American investors also appear to be relieved. In the days leading up to the war, they flocked to the relative safety of the Treasury market. However, as war fears waned, they became less willing to pay a premium for Treasury securities.

                 As the geopolitical uncertainty unwinds, we at USAA expect the economy to regain some momentum during the latter half of the year.

                 Over the last year and a half, interest rates fell to near-historic lows. In the coming months, we believe the Federal Reserve Board will continue to support the economy by maintaining its accommodative monetary policy. We also expect the federal government to pass some kind of tax-cut package. Once the economy demonstrates it's on the road to recovery, it would be reasonable to expect interest rates to begin to rise.

                 Around the country, state and municipal governments are also facing budget challenges. Many have spent a significant amount of money on homeland security issues. At the same time, they have seen a decrease in their overall tax revenues, including

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 income, capital gains, and usage taxes. Nevertheless, the potential problems, while demanding, should be manageable.

                 At USAA, we will continue to work hard on your behalf and remain focused on providing you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers. Our goal is to deliver one of the best values in the marketplace - without excessive fees, sales loads, or contractual plans and with below-average expense ratios. As always, we're here to serve you with our proven and market-tested portfolio management team, track record, USAA's world-class service, and pure no-load mutual funds.

                 Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for your trust and support.

                 Sincerely,

                 /s/Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   1

FINANCIAL INFORMATION

    Distributions to Shareholders                                            7

    Independent Auditors' Report                                             8

    Portfolio of Investments                                                 9

    Notes to Portfolio of Investments                                       28

    Financial Statements                                                    29

    Notes to Financial Statements                                           32

DIRECTORS' INFORMATION                                                      39

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TAX EXEMPT MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Interest income that is exempt from federal income tax and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in high-quality, tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value per share of $1.*

                 * AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
                   GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
                                              3/31/03              3/31/02
--------------------------------------------------------------------------------
Net Assets                               $1,989.2 Million     $1,925.9 Million
Net Asset Value Per Share                      $1.00                $1.00

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 3/31/03
--------------------------------------------------------------------------------
1 YEAR            5 YEARS                10 YEARS                 7-DAY YIELD
1.14%              2.72%                   2.93%                      0.96%


                 TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

            7-DAY YIELD COMPARISON

       [CHART OF 7-DAY YIELD COMPARISON]

                USAA TAX EXEMPT
               MONEY MARKET FUND     IMONEYNET AVERAGE
               -----------------     -----------------
 3/25/2002          1.25%                  0.95%
 4/29/2002          1.41                   1.12
 5/20/2002          1.35                   1.04
 6/24/2002          1.21                   0.92
 7/29/2002          1.20                   0.89
 8/26/2002          1.10                   0.77
 9/30/2002          1.36                   1.01
10/28/2002          1.46                   1.09
11/25/2002          1.10                   0.74
12/30/2002          1.17                   0.83
 1/27/2003          0.85                   0.53
 2/24/2003          0.93                   0.55
 3/31/2003          0.96                   0.56

                  [END CHART]

                       DATA REPRESENT THE LAST MONDAY ON EACH MONTH. ENDING DATE 3/31/03.

                 The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

 M A N A G E R ' S
===================-------------------------------------------------------------
                    COMMENTARY on the Fund

[PHOTO OF TONY ERA]   Tony Era
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2002, TO MARCH 31, 2003?

                 The USAA Tax Exempt Money Market Fund performed well for the 12 months ending March 31, 2003. For that time period, iMoneyNet, Inc. ranked the Fund 9 out of 121 tax-exempt money market funds. The Fund had a return of 1.14%, and the average return for the category over the same period was 0.81%.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

                 The period was noteworthy for its historically low interest rates. Persistent low inflation gave the Federal Reserve
                 Board (the Fed) the flexibility to cut short-term interest rates again, lowering the federal funds rate (the interest rate charged by banks for overnight loans) by a half percent to 1.25%. However, the interest rate cut was largely offset by investor uncertainty, reduced corporate investment, lower consumer spending, and heightened geopolitical risk.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 My goal is to preserve shareholder capital and maintain liquidity. In today's uncertain environment, the benefits of money market investing for a well-diversified portfolio seem to be even more apparent to investors.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 2 FOR THE IMONEYNET, INC. DEFINITION.

4

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 During the reporting period, I maintained a sizable portion of the Fund in variable-rate demand notes (VRDNs). Because of their flexibility, they are particularly beneficial when supply imbalances occur or interest rates drift higher. VRDNs have a demand feature that provides the owner the option to sell the bond back to the issuer at par value (100% of face value) with a notice of seven days or less. An interest rate that resets every day or every week gives me the opportunity to capture more yield when rates trend up.

                 I also "laddered" the Fund, buying notes of progressively longer maturities from a few months up to a year. In addition to stabilizing the portfolio's yield, this strategy protects against unanticipated variations in short-term interest rates and offers potentially higher yields if rates continue to decline. I chose to "fill in" maturity gaps by purchasing tax-exempt commercial paper as a medium-term instrument.

WHAT IS THE OUTLOOK?

                 I believe Americans will become more optimistic as hostilities continue to unwind in Iraq. A more optimistic consumer should give companies an incentive to increase their capital spending and to start hiring again, which will, in turn, help generate economic growth.

                 Some market participants expect the Fed to lower rates again. However, I believe the Fed will remain cautious and assess the impact of its last series of rate cuts before lowering further. Interest rates are likely to remain low over the near term, but gradually rise as economic growth returns. Consequently, I will continue to position the portfolio so the Fund is not heavily concentrated in any one maturity, giving us flexibility should rates move upward.

 P O R T F O L I O
===================-------------------------------------------------------------
                    HIGHLIGHTS

                                 PORTFOLIO MIX
                                    3/31/03

      [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes        75.8%
Put Bonds                         13.2%
Fixed-Rate Instruments             9.1%
Adjustable-Rate Notes              0.3%

            [END PIE CHART]

                 PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL
                 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 9-27.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                         CUMULATIVE PERFORMANCE OF $10,000

[CHART OF CUMULATIVE PERFORMANCE OF $10,000]

                      USAA TAX EXEMPT
                     MONEY MARKET FUND
                     -----------------
Mar-93                   $10000.00
Apr-93                    10019.96
May-93                    10038.88
Jun-93                    10060.26
Jul-93                    10078.08
Aug-93                    10098.88
Sep-93                    10118.36
Oct-93                    10137.19
Nov-93                    10157.40
Dec-93                    10176.77
Jan-94                    10195.07
Feb-94                    10212.95
Mar-94                    10231.25
Apr-94                    10249.50
May-94                    10272.65
Jun-94                    10292.91
Jul-94                    10312.34
Aug-94                    10336.90
Sep-94                    10361.86
Oct-94                    10387.10
Nov-94                    10414.32
Dec-94                    10444.91
Jan-95                    10474.66
Feb-95                    10503.86
Mar-95                    10535.83
Apr-95                    10566.82
May-95                    10604.64
Jun-95                    10636.30
Jul-95                    10667.57
Aug-95                    10700.16
Sep-95                    10731.52
Oct-95                    10765.64
Nov-95                    10798.47
Dec-95                    10831.59
Jan-96                    10865.24
Feb-96                    10893.63
Mar-96                    10920.82
Apr-96                    10952.29
May-96                    10984.34
Jun-96                    11011.25
Jul-96                    11040.94
Aug-96                    11070.61
Sep-96                    11101.60
Oct-96                    11132.01
Nov-96                    11160.86
Dec-96                    11193.46
Jan-97                    11223.60
Feb-97                    11251.71
Mar-97                    11280.95
Apr-97                    11312.91
May-97                    11346.57
Jun-97                    11381.09
Jul-97                    11414.06
Aug-97                    11443.78
Sep-97                    11478.44
Oct-97                    11511.59
Nov-97                    11542.97
Dec-97                    11580.35
Jan-98                    11612.31
Feb-98                    11641.01
Mar-98                    11673.41
Apr-98                    11708.04
May-98                    11741.16
Jun-98                    11776.75
Jul-98                    11809.36
Aug-98                    11841.74
Sep-98                    11874.66
Oct-98                    11906.24
Nov-98                    11938.17
Dec-98                    11970.55
Jan-99                    11999.25
Feb-99                    12023.13
Mar-99                    12054.52
Apr-99                    12084.48
May-99                    12114.96
Jun-99                    12149.21
Jul-99                    12178.95
Aug-99                    12211.02
Sep-99                    12242.95
Oct-99                    12273.92
Nov-99                    12310.09
Dec-99                    12348.02
Jan-00                    12381.30
Feb-00                    12413.71
Mar-00                    12450.21
Apr-00                    12485.64
May-00                    12536.28
Jun-00                    12577.46
Jul-00                    12617.71
Aug-00                    12659.31
Sep-00                    12699.83
Oct-00                    12745.48
Nov-00                    12788.29
Dec-00                    12828.92
Jan-01                    12865.26
Feb-01                    12899.56
Mar-01                    12931.80
Apr-01                    12970.52
May-01                    13005.23
Jun-01                    13033.13
Jul-01                    13060.99
Aug-01                    13084.67
Sep-01                    13105.02
Oct-01                    13128.38
Nov-01                    13147.31
Dec-01                    13161.99
Jan-02                    13175.35
Feb-02                    13187.89
Mar-02                    13200.89
Apr-02                    13215.00
May-02                    13230.95
Jun-02                    13242.84
Jul-02                    13255.26
Aug-02                    13268.61
Sep-02                    13281.23
Oct-02                    13296.57
Nov-02                    13310.52
Dec-02                    13321.71
Jan-03                    13331.67
Feb-03                    13341.02
Mar-03                    13350.77

            [END CHART]

                 DATA FROM 3/31/93 THROUGH 3/31/03.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Tax Exempt Money Market Fund.

                 Past performance is no guarantee of future results, and the value of your investment will vary according to the Fund's performance. Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA TAX EXEMPT MONEY MARKET FUND

                 The Fund completed its fiscal year on March 31, 2003. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders, after the close of its taxable year, of what portion of its earnings was exempt from federal taxation and of the dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no realized long-term capital gain distributions for the year ended March 31, 2003.

8

 I N D E P E N D E N T
=======================---------------------------------------------------------
                        AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

                 USAA TAX EXEMPT MONEY MARKET FUND:

                 We have audited the accompanying statement of assets and liabilities of USAA Tax Exempt Money Market Fund (a portfolio of USAA Tax Exempt Fund, Inc.), including the portfolio of investments, as of March 31, 2003, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2002, and the financial highlights for each of the periods presented through March 31, 2002, were audited by other auditors, whose report dated May 3, 2002, expressed an unqualified opinion on the statement and financial highlights.

                 We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                 In our opinion, the 2003 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Tax Exempt Money Market Fund at March 31, 2003, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                 /s/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 May 2, 2003

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2003

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

                 ADJUSTABLE-RATES NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities typically do not offer the right to sell the security at face value prior to maturity.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 The Fund's investments consist of securities that meet the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2003

                 time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

                 (LOC)       Enhanced by a bank letter of credit.
                 (LIQ)       Enhanced by a bank or nonbank liquidity agreement.
                 (NBGA)      Enhanced by a nonbank guarantee agreement.
                 (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 BAN         Bond Anticipation Note
                 COP         Certificate of Participation
                 CP          Commercial Paper
                 CSD         Central School District
                 GO          General Obligation
                 IDA         Industrial Development Authority/Agency
                 IDB         Industrial Development Board
                 IDC         Industrial Development Corp.
                 IDRB        Industrial Development Revenue Bond
                 ISD         Independent School District
                 MERLOT      Municipal Exempt Receipts-Liquidity Optional Tender
                 MFH         Multifamily Housing
                 MLO         Municipal Lease Obligation
                 PCRB        Pollution Control Revenue Bond
                 RAN         Revenue Anticipation Note
                 RB          Revenue Bond
                 RN          Revenue Note
                 TRAN        Tax Revenue Anticipation Note

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2003

PRINCIPAL                                                   COUPON          FINAL
   AMOUNT    SECURITY                                         RATE       MATURITY      VALUE
--------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (75.8%)

             ALABAMA (4.8%)
$  34,600    Bessemer Medical Clinic Board RB,
              Series 2000A (LOC)                              1.30%    10/01/2030    $34,600
             Birmingham Medical Clinic Board RB,
   18,500     Series 1998 (LOC)                               1.30     10/01/2028     18,500
   10,805     Series 2002A (LOC)                              1.34      2/01/2012     10,805
    2,675    Birmingham Special Care Facilities
              Finance Auth. RB (LOC)                          1.26      3/01/2010      2,675
    2,800    Huntsville Educational Building RB, (LOC)        1.35     12/01/2022      2,800
             Mobile Special Care Facilities
              Financing Auth. RB,
    2,420     Series 2001 (LOC)                               1.29      7/01/2021      2,420
    1,495     Series 2001 (LOC)                               1.30      6/01/2026      1,495
    6,545    Sumiton Educational Building Auth. RB (LOC)      1.35      5/01/2032      6,545
   15,000    Tuscaloosa Educational Building Auth. RB,
              Series 2002A (LOC)                              1.40     10/01/2023     15,000

             ALASKA (0.5%)
             Industrial Development and Export Auth. RB,
    1,900     Series 1988A, Lot 5 (LOC)                       1.65      7/01/2003      1,900
    1,225     Series 1988A, Lot 6 (LOC)                       1.65      7/01/2006      1,225
    6,420     Series 1991 (LOC)                               1.35     11/01/2009      6,420

             ARIZONA (0.1%)
    1,000    Maricopa County IDA IDRB, Series 1992            1.35      6/01/2007      1,000

             ARKANSAS (0.1%)
    1,600    Saline County PCRB, Series 1999                  1.37      8/01/2010      1,600

             CALIFORNIA (3.9%)
    3,600    Alameda County IDA RB, Series 1994               1.35      6/01/2004      3,600
   18,300    Chula Vista IDRB, Series 1996A                   1.35      7/01/2021     18,300
    5,780    Hacienda La Puente Unified School
              District COP (MLO)(LOC)                         1.55     10/01/2009      5,780
    1,840    Hesperia Public Financing Auth. Lease RB,
              Series 1998B (LOC)                              2.05      6/01/2022      1,840
    9,175    Loma Linda Water RB, Series 1995 (LOC)           2.05      6/01/2025      9,175

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2003

PRINCIPAL                                                   COUPON          FINAL
   AMOUNT    SECURITY                                         RATE       MATURITY      VALUE
--------------------------------------------------------------------------------------------
$   1,195    Riverside County MFH RB,
              Series 1992A (LOC)                              1.35%    12/01/2015    $ 1,195
             State Financing Auth. PCRB,
    3,100     Series 1996C (LOC)                              1.20     11/01/2026      3,100
    5,200     Series 1996E (LOC)                              1.30     11/01/2026      5,200
   13,495     Series 1996F (LOC)                              1.30     11/01/2026     13,495
   16,275    West Basin Municipal Water District
              COP, Series 1999A (LOC)                         1.40      8/01/2029     16,275

             COLORADO (2.1%)
    1,550    Cherry Creek South Metropolitan
              District No. 1 GO, Series 1986 (LOC)            1.90      6/01/2006      1,550
    2,650    Colorado Springs IDRB, Series 2002 (LOC)         1.20      3/01/2017      2,650
    7,585    Educational and Cultural Facilities RB,
              Series 1998 (LOC)                               1.30      8/01/2013      7,585
    2,800    El Paso County Economic Development RB,
              Series 1996 (LOC)                               1.35     11/01/2021      2,800
             Health Facilities Auth. RB,
    1,510     Series 1995 (LOC)                               1.35      9/01/2015      1,510
    1,580     Series 1996A (LOC)                              1.35     12/01/2016      1,580
    2,370     Series 1998A (LOC)                              1.40      1/01/2018      2,370
    1,770     Series 1998C (LOC)                              1.40      1/01/2018      1,770
    5,000    One Horse Business Improvement District RB,
              Series 2002 (LOC)                               1.24     12/01/2025      5,000
             Postsecondary Educational Facilities Auth. RB,
    2,310     Series 1996 (LOC)                               1.25      6/01/2011      2,310
    2,950     Series 1998 (LOC)                               1.30      4/01/2013      2,950
             SBC Metropolitan District GO,
    4,020     Series 1998 (LOC)                               1.24     12/01/2017      4,020
    3,550     Series 2002 (LOC)                               1.24     12/01/2032      3,550
    2,000    Superior Metropolitan District No. 1
              Water and Sewer RB, Series 2002 (LOC)           1.24     12/01/2027      2,000

             DELAWARE (0.2%)
    4,325    Economic Development Auth. PCRB,
              Series 1994                                     1.35      4/01/2009      4,325

             FLORIDA (3.1%)
    3,030    Broward County Health Facilities Auth. RB,
              Series 2002 (LIQ)(INS)                          1.25      9/01/2032      3,030

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2003

PRINCIPAL                                                   COUPON          FINAL
   AMOUNT    SECURITY                                         RATE       MATURITY      VALUE
--------------------------------------------------------------------------------------------
$   7,420    Department of Juvenile Justice
              Certificate of Lease (MLO), Series
              1998, MERLOT, Series 2000 000
              (LIQ)(INS)(b)                                   1.26%     6/15/2019    $ 7,420
             Jacksonville Hospital RB,
    1,500     Series 1988 (LOC)                               1.25      2/01/2018      1,500
   10,500     Series 1989 (LOC)                               1.25      2/01/2019     10,500
    2,750    Lee Memorial Health System Board of
              Directors RB, Series 1997B                      1.20      4/01/2027      2,750
   11,170    Lee Memorial Health System Hospital RB,
              Series 1995A                                    1.20      4/01/2025     11,170
    1,900    Martin County PCRB, Series 2000                  1.25      7/15/2022      1,900
    5,000    Orange County Sales Tax ABN AMRO
              MuniTops Certificates Trust RB,
              Series 2002B (LIQ)(INS)(b)                      1.21      1/01/2011      5,000
             Putnam County Development Auth. RB,
    1,715     Series 1984H-1 (NBGA)                           1.35      3/15/2014      1,715
    2,750     Series 1984H-2 (NBGA)                           1.35      3/15/2014      2,750
    7,900    Sarasota County Public Hospital Board RB,
              Series 2003A                                    1.35      7/01/2037      7,900
    5,500    St. Lucie County PCRB, Series 2000               1.20      9/01/2028      5,500

             GEORGIA (2.6%)
      400    Albany-Dougherty County Hospital Auth.
              RAN RB, Series 2002 (LIQ)(INS)                  1.15      9/01/2032        400
   15,205    Atlanta Water and Wastewater RB,
              Series 1999A (LIQ)(INS)(b)                      1.35     11/01/2018     15,205
    2,380    Peachtree Development Auth. RB,
              Series 1988 (LOC)                               1.25      7/01/2010      2,380
             Savannah Economic Development Auth. RB,
   19,925     Series 2000 (LOC)                               1.27     10/01/2030     19,925
    9,000     Series 2001 (LOC)                               1.25      9/01/2026      9,000
    4,455     Series 2002 (LOC)                               1.25      9/01/2026      4,455

             HAWAII (0.6%)
    4,600    Department of Budget and Finance
              Special Purpose RB, Series 1994 (LOC)           1.35      3/01/2008      4,600
             Hawaii GO,
    3,795     Series 2002CZ (LIQ)(INS)(b)                     1.35      7/01/2020      3,795
    3,750     Series 2002CZ (LIQ)(INS)(b)                     1.35      7/01/2021      3,750

14

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2003

PRINCIPAL                                                   COUPON          FINAL
   AMOUNT    SECURITY                                         RATE       MATURITY      VALUE
--------------------------------------------------------------------------------------------
             IDAHO (0.3%)
$   5,885    American Falls Reservoir District RB,
              Series 2000                                     2.65%     2/01/2025    $ 5,885

             ILLINOIS (3.4%)
    4,950    Build Illinois RB, Series 2002 (LIQ)(b)          1.35      6/15/2019      4,950
    3,070    Chicago Heights RB, Series 2002A (LOC)           1.35      3/01/2017      3,070
    3,360    Chicago Park District GO, Series 2002A
              (LIQ)(INS)(b)                                   1.35      1/01/2018      3,360
   14,165    Chicago Skyway Toll Bridge RB,
              Series 2000 (LIQ)(INS)(b)                       1.35      1/01/2024     14,165
    3,500    Cook County GO Capital Improvement
              Bonds, Series 2002C, MERLOT,
              Series 2003 B-11 (LIQ)(INS)(b)                  1.26     11/15/2025      3,500
             Development Finance Auth. PCRB,
    8,700     Series 1985 (LOC)                               2.30     12/01/2008      8,700
    4,200     Series 1993                                     1.30      1/01/2016      4,200
    1,980    Development Finance Auth. RB,
              Series 1998 (LOC)                               1.35      8/01/2022      1,980
   11,000    Educational Facilities Auth. RB,
              Series 2000 (LOC)                               1.15     10/01/2030     11,000
    1,255    Evanston IDRB, Series 1985 (LOC)                 1.60      5/01/2015      1,255
    1,000    Lake County Industrial Building RB,
              Series 1985 (LOC)                               4.14     10/01/2015      1,000
    6,770    Quincy, Adams County RB, Series 1997 (LOC)       1.30      6/01/2022      6,770
    4,249    Springfield Airport Auth. RB, Series 1986        1.30     10/15/2016      4,249

             INDIANA (3.0%)
      687    Crawfordsville Economic Development RB,
              Series 1999B (NBGA)                             1.30      1/01/2030        687
             Development Finance Auth. Educational
              Facilities RB,
    4,000     Series 2002 (LOC)                               1.20      2/01/2037      4,000
   10,250     Series 2003 (LOC)                               1.20      1/01/2023     10,250
    1,840    Economic Development Finance Auth. RB,
              Series 1998 (LOC)                               1.35      9/01/2018      1,840
    6,995    Educational Facilities Auth. RB,
              Series 2000A (LOC)                              1.30     12/01/2029      6,995
             Huntington Economic Development RB,
    1,300     Series 1990                                     1.55      6/26/2014      1,300

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2003

PRINCIPAL                                                   COUPON          FINAL
   AMOUNT    SECURITY                                         RATE       MATURITY      VALUE
--------------------------------------------------------------------------------------------
$   2,800     Series 1993                                     1.35%     7/01/2004    $ 2,800
    2,045     Series 1998 (LOC)                               1.25     12/01/2025      2,045
    5,800    Indiana Bond Bank, Series 2002B (LOC)            1.25      1/01/2025      5,800
    4,130    Indianapolis Economic Development RB,
              Series 1997 (LOC)                               1.20      5/01/2018      4,130
    8,000    Lawrence Economic Development RB,
              Series 2002 (LOC)                               1.25     11/01/2030      8,000
    2,655    Seymour Economic Development RB,
              Series 2002 (LOC)                               1.30     10/01/2022      2,655
    5,000    Vincennes Economic Development RB,
              Series 2001 (LOC)                               1.40      9/01/2018      5,000
    4,200    Winona Lake Economic Development RB,
              Series 2002 (LOC)                               1.25     12/01/2024      4,200

             IOWA (0.8%)
    3,100    Chillicothe PCRB, Series 1993A                   1.30      5/01/2023      3,100
    2,900    Eddyville PCRB, Series 1985 (LOC)                2.90     11/01/2003      2,900
    1,410    Finance Auth. Childrens Care Facilities RB,
              Series 2002B (LOC)                              1.25      6/01/2017      1,410
    4,175    Finance Auth. Purchase RB,
              Series 1999 (LOC)                               1.25      2/01/2019      4,175
    3,700    Higher Education Loan Auth. RB,
              Series 1999 (LOC)                               1.30      3/01/2029      3,700

             KANSAS (0.2%)
    4,875    North Newton Health Care Facilities RB,
              Series 2003 (LOC)                               1.25      1/01/2023      4,875

             KENTUCKY (2.8%)
    2,575    Boone County Industrial Building RB,
              Series 2001 (LOC)                               1.29     11/01/2021      2,575
    5,740    Economic Development Finance Auth.
              Hospital RB, Series 1998A (LOC)                 1.25      8/01/2013      5,740
    1,800    Economic Development Finance Auth. RB,
              Series 1997 (LOC)                               1.30     11/01/2017      1,800
    2,000    Frankfort Economic Development RB,
              Series 1990                                     1.55      5/07/2014      2,000
             Hancock County Industrial Building RB,
    9,005     Series 1990 (LOC)                               1.45      7/01/2010      9,005
    9,490     Series 1991 (LOC)                               1.45      7/01/2011      9,490
    2,845    Hardin County Water District No. 001
              Water RB, Series 1998 (LOC)                     1.35      9/01/2018      2,845

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2003

PRINCIPAL                                                   COUPON          FINAL
   AMOUNT    SECURITY                                         RATE       MATURITY      VALUE
--------------------------------------------------------------------------------------------
$   5,010    Jefferson County Industrial Building RB,
               Series 1997 (LOC)                              1.35%     1/01/2011    $ 5,010
    3,135     Lexington-Fayette Urban County
               Government RB, Series 2001 (LOC)               1.40      7/01/2021      3,135
              Mason County PCRB,
    5,750      Series 1984B-1 (NBGA)                          1.35     10/15/2014      5,750
    1,750      Series 1984B-2 (NBGA)                          1.35     10/15/2014      1,750
    4,375     Mayfield Multi-City Lease RB (MLO),
               Series 1996 (LOC)                              1.30      7/01/2026      4,375
    1,700     Warren County Hospital Facility RB,
               Series 2001 (LOC)                              1.20      8/01/2031      1,700

              LOUISIANA (3.3%)
              Ascension Parish PCRB,
    1,550      Series 1990                                    1.55      9/01/2010      1,550
    6,600      Series 1992                                    1.55      3/01/2011      6,600
   23,255     Offshore Terminal Auth. RB,
               Series 2001 (LIQ)                              1.25     10/01/2021     23,255
    4,920     Public Facilities Auth. IDRB,
               Series 1996 (LOC)                              1.25     12/01/2014      4,920
   12,600     Public Facilities Auth. MFH RB,
               Series 1991 (NBGA)                             1.45      7/01/2007     12,600
              Public Facilities Auth. PCRB,
   16,500      Series 1985 (LOC)                              1.15     12/01/2004     16,500
    1,100      Series 1992                                    1.55      8/01/2017      1,100

              MARYLAND (4.0%)
    8,255     Baltimore County Auth. RB,
               Series 2001 (LOC)                              1.25      1/01/2021      8,255
    1,000     Baltimore County IDA RB, Series 1994            1.40      3/01/2014      1,000
    2,500     Economic Development IDA RB, Series 1994        1.50     12/01/2003      2,500
              Health and Higher Educational
               Facilities Auth. RB,
    7,800      Series 1993D (LOC)                             1.19      7/01/2023      7,800
   15,000      Series 2003B (LOC)                             1.25      1/01/2033     15,000
   24,000     Montgomery County Auth. Golf Course
               System RB, Series 2002 (LOC)                   1.25     12/01/2027     24,000
   20,200     Montgomery County MFH RB,
               Series 1993 Issue I (NBGA)(b)                  1.27     11/01/2020     20,200

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2003

PRINCIPAL                                                   COUPON          FINAL
   AMOUNT    SECURITY                                         RATE       MATURITY      VALUE
--------------------------------------------------------------------------------------------
             MASSACHUSETTS (1.2%)
$  23,990    Revere Housing Auth. MFH RB,
              Series 1991C (LOC)                              1.25%     9/01/2028    $23,990

             MICHIGAN (1.8%)
    5,800    Fremont Hospital Finance Auth. RB,
              Series 2002 (LOC)                               1.17     11/01/2027      5,800
    1,200    Job Development Auth. RB, Series 1985 (LOC)      1.75      7/01/2005      1,200
    5,000    Public Power Agency RB, Series 2002A,
              Municipal Trust Certificates,
              Series ZTC-42 (LIQ)(INS)(b)                     1.35      1/01/2015      5,000
             Strategic Fund Limited Obligation RB,
   13,870     Series 2002 (LOC)                               1.40      5/01/2032     13,870
    9,400     Series 2002 (LOC)                               1.15     12/01/2033      9,400

             MINNESOTA (0.7%)
    1,000    Duluth Economic Development Auth.
              Health Facilities RB, Series 1997 (LOC)         1.20      6/01/2019      1,000
    5,000    Higher Education Facilities Auth. RB,
              Series Five-Q                                   1.15      3/01/2033      5,000
    8,030    St. Paul Housing and Redevelopment
              Auth. RB, Series 2001 (LOC)                     1.15      2/01/2026      8,030

             MISSISSIPPI (0.2%)
    2,555    Hinds County Urban Renewal RN,
              Series 1991 (LOC)                               1.30      1/01/2007      2,555
    1,815    Hospital Equipment and Facilities Auth. RB,
              Series 2000 (LOC)                               1.40      7/01/2015      1,815

             MISSOURI (3.0%)
             Clayton IDA RB,
    4,375     Series 1994A (LOC)                              1.30     12/01/2006      4,375
    4,425     Series 1994B (LOC)                              1.30      2/01/2007      4,425
    6,700     Series 1995C (LOC)                              1.30      5/01/2005      6,700
             Health and Educational Facilities Auth. RB,
   14,000     Series 1998 (LOC)                               1.30      7/01/2023     14,000
    6,750     Series 2000 (LOC)                               1.30      7/01/2025      6,750
   20,945    Lee's Summit MFH RB, Series 2001A                1.49      7/01/2046     20,945
    3,050    State Environmental Improvement and
              Energy Resources Auth. RB, Series 1988          1.30      2/01/2009      3,050

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2003

PRINCIPAL                                                   COUPON          FINAL
   AMOUNT    SECURITY                                         RATE       MATURITY      VALUE
--------------------------------------------------------------------------------------------
             NEW HAMPSHIRE (1.5%)
$  10,000    Health and Education Facilities Auth.
              Hospital RB, Series 2002B (LOC)                 1.15%     7/01/2032    $10,000
    8,645    Higher Educational and Health
              Facilities RB, Series 1996 (LOC)                1.25      5/01/2026      8,645
   11,505    Manchester Housing Auth. MFH RB,
              Series 1990A (LOC)                              1.20      6/15/2015     11,505

             NEW YORK (4.2%)
    1,000    Chautauqua County IDA RB,
              Series 2001A (LOC)                              1.20     12/01/2031      1,000
    7,940    Lancaster IDA Civic Facilities RB (LOC)          1.27     11/01/2032      7,940
   51,000    Long Island Power Auth. RB, Series 1A (LOC)      1.55      5/01/2033     51,000
    4,400    New York City Housing Development Corp.
              MFH RB, Series 1993A (LOC)                      1.15      1/01/2023      4,400
    8,000    Ramapo Housing Auth. RB, Series 1998 (LOC)       1.25     12/01/2029      8,000
    3,000    Rensselaer County IDA Civic Facility RB,
              Series 2002A (LOC)                              1.20      2/01/2033      3,000
    3,000    Rockland County IDA RB, Series 1999 (LOC)        1.25      2/01/2029      3,000
    5,995    Triborough Bridge and Tunnel Auth. RB,
              Series 2002E, ABN AMRO MuniTops
              Series 2002-31 (LIQ)(INS)(b)                    1.23     11/15/2010      5,995

             NORTH CAROLINA (0.4%)
    8,710    Medical Care Commission Hospital RB,
              Series 2002A (LOC)                              1.15      9/01/2022      8,710

             OHIO (1.2%)
    6,000    Clark County IDA RB (LOC)                        1.43     12/01/2010      6,000
    2,070    Clermont County Economic Development RB,
              Series 2002 (LOC)                               1.25      8/01/2022      2,070
    5,370    Cuyahoga County IDRB (MLO),
              Series 2000 (LOC)                               1.30     11/01/2019      5,370
    7,500    Mahoning County Hospital RB,
              Series 2002B (LOC)                              1.17     12/01/2027      7,500
    2,650    Montgomery County Health Care
              Facilities RB, Series 2002 (LOC)                1.30      5/01/2022      2,650

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2003

PRINCIPAL                                                   COUPON          FINAL
   AMOUNT    SECURITY                                         RATE       MATURITY      VALUE
--------------------------------------------------------------------------------------------
             OKLAHOMA (4.1%)
$   8,400    Garfield County Industrial Auth. PCRB,
              Series 1995A                                    2.30%     1/01/2025    $ 8,400
    5,645    IDA RB, Series 1998 (LOC)                        1.30      8/01/2018      5,645
             Muskogee Industrial Trust PCRB,
   30,900     Series 1995A                                    2.30      1/01/2025     30,900
   32,000     Series 1997A                                    1.70      6/01/2027     32,000
             Muskogee Industrial Trust RB,
    2,660     Series 1985 (Mall Ltd. D Project) (LOC)         1.35     12/01/2015      2,660
    2,200     Series 1985 (Warmack Project) (LOC)             1.35     12/01/2015      2,200

             OREGON (1.3%)
    1,500    Health, Housing, Educational and
              Cultural Facilities Auth. RB,
              Series 1995A (LOC)                              1.25      7/01/2025      1,500
   25,000    Port of Portland Public Grain Elevator RB,
              Series 1984 (LOC)                               1.40     12/01/2014     25,000

             PENNSYLVANIA (2.5%)
    3,000    Allegheny County IDA RB, Series 2002 (LOC)       1.20      8/01/2032      3,000
    6,000    Allentown Redevelopment Auth. MFH RB,
              Series 1990 (LOC)                               1.25      7/01/2020      6,000
    5,250    Chartiers Valley Industrial and Commercial
              Development Auth. RB, Series 1982               1.65     11/15/2017      5,250
    1,715    Harrisburg Auth. Adjustable Rate Bonds,
              Series 2001 (LOC)                               1.55      3/01/2034      1,715
    9,700    Horizon Hospital System Auth.
              Senior Health and Housing Facilities RB,
              Series 2002 (LOC)                               1.30      1/01/2033      9,700
    2,500    Pottstown Borough Auth. Educational
              Facilities RB, Series 2002 (LOC)                1.25      8/01/2032      2,500
             Schuylkill County IDA RB,
    4,100     Series 1997A (LOC)                              1.20     12/01/2022      4,100
   17,400     Series 2001                                     1.15      4/01/2021     17,400

             SOUTH CAROLINA (1.3%)
   11,800    Economic Development Auth. Health
              Facility RB, Series 2002 (LIQ)(INS)             1.25      4/01/2027     11,800

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2003

PRINCIPAL                                                   COUPON          FINAL
   AMOUNT    SECURITY                                         RATE       MATURITY      VALUE
--------------------------------------------------------------------------------------------
$  10,500    Economic Development Auth. RB,
              Series 2002 (LOC)                               1.20%     5/01/2032    $10,500
    2,780    Lexington County PCRB, Series 1992A              1.30      4/01/2004      2,780

             SOUTH DAKOTA (1.0%)
   19,015    Health and Educational Facilities Auth. RB,
              Series 2000 (LIQ)(INS)                          1.25      7/01/2025     19,015

             TENNESSEE (2.1%)
    7,000    Dayton IDB RB, Series 2001 (LOC)                 1.40      7/01/2036      7,000
             Nashville and Davidson County IDB MFH RB,
    6,710     Series 1989 (LOC)                               1.25      9/01/2019      6,710
    9,680     Series 1989 (LOC)                               1.25     10/01/2019      9,680
    1,750    Nashville and Davidson County IDB RB,
              Series 1999 (LOC)                               1.45      7/01/2006      1,750
    5,000    Nashville and Davidson County RB,
              Series 2000 (LOC)                               1.40      8/01/2020      5,000
    4,900    Shelby County Health, Educational, and
              Housing Facility RB, Series 2001 (LOC)          1.20      6/01/2026      4,900
    3,770    Sumner County Health Educational and
              Housing Facilities RB,
              Series 1999A (NBGA)(b)                          1.30      6/01/2029      3,770
    3,875    Williamson County IDB RB, Series 2000 (LOC)      1.40      3/01/2020      3,875

             TEXAS (7.3%)
   10,400    Alamo Heights Higher Education Facility RB,
              Series 1999A (LOC)                              1.25      4/01/2019     10,400
    6,400    Arlington IDC RB, Series 1985 (LOC)              1.65     10/01/2020      6,400
    2,500    Austin Higher Education Auth. RB,
              Series 2000 (LOC)                               1.20      4/01/2025      2,500
             Bell County Health Facilities
              Development Corp. RB,
    2,125     Series 1996C (LOC)                              1.60     12/01/2019      2,125
    2,855     Series 1998 (LOC)                               1.25      5/01/2023      2,855
    2,925    Cameron Education Corp. RB,
              Series 2001 (LOC)                               1.30      6/01/2031      2,925
   17,825    Harris County IDC RB, Series 2000                1.30      7/01/2018     17,825
    3,700    Houston Higher Education Finance Corp. RB,
              Series 2000 (LOC)                               1.25      7/01/2020      3,700
    2,100    Hunt County Health Facilities Development
              Corp. RB, Series 1985 (LOC)                     1.15     10/01/2015      2,100

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2003

PRINCIPAL                                                   COUPON          FINAL
   AMOUNT    SECURITY                                         RATE       MATURITY      VALUE
--------------------------------------------------------------------------------------------
$   2,100    Jewett Economic Development Corp. IDRB,
              Series 2002B                                    1.25%     8/01/2009    $ 2,100
   14,285    Keller ISD RB, Series 2001, Class A,
              Municipal Trust Certificates,
              Series ZTC-30 (LIQ)(NBGA)(b)                    1.35      8/15/2021     14,285
    1,000    McAllen Health Facilities Development
              Corp. RB, Series 1984 (LOC)                     1.50     12/01/2024      1,000
    3,800    North Central Health Facilities Development
              Corp. RB, Series 2000 (LOC)                     1.30     12/01/2030      3,800
    1,800    North Central IDA RB, Series 1983                1.55     10/01/2013      1,800
   12,870    Plano ISD, Series 2001, Class A,
              Municipal Trust Certificates,
              Series ZTC-13 (LIQ)(NBGA)(b)                    1.35      2/15/2017     12,870
    3,400    Polly Ryon Hospital Auth. RB,
              Series 1999 (LOC)                               1.25     11/01/2024      3,400
   12,500    San Antonio Water RB, Refunding
              Subordinated Series 2003A (LIQ)(INS)            1.15      5/15/2033     12,500
    1,800    Southwest Higher Education Auth. RB,
              Series 1985 (LOC)                               1.15      7/01/2015      1,800
    8,620    Tarrant County Housing Finance Corp.
              MFH RB, Series 1985 (LOC)                       1.20     12/01/2025      8,620
    7,700    Trinity River IDA RB, Series 1997                1.25      1/01/2013      7,700
    4,700    Univ. of Texas RB, Series 2003B,
              MERLOT, Series 2003 B-14 (LIQ)(b)               1.24      8/15/2022      4,700
    6,400    Waxahachie IDA RB, Series 1985 (LOC)             1.75      4/01/2006      6,400
   13,840    Williamson County Tax Road Bonds,
              Series 2001, Class A, Municipal Trust
              Certificates, Series ZTC-22 (LIQ)(INS)(b)       1.35      2/15/2020     13,840

             UTAH (0.1%)
    1,500    Box Elder County PCRB, Series 2002               1.25      4/01/2028      1,500

             VIRGINIA (0.0%)(d)
      500    Clarke County IDA RB, Series 2000 (LIQ)(INS)     1.30      1/01/2030        500

             WASHINGTON (0.5%)
    5,000    State GO, Series R-2003A, MERLOT,
              Series 2002 A65 (LIQ)(INS)(b)                   1.26      1/01/2014      5,000

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2003

PRINCIPAL                                                   COUPON          FINAL
   AMOUNT    SECURITY                                         RATE       MATURITY      VALUE
--------------------------------------------------------------------------------------------
$   5,310     State Higher Education Facilities Auth. RB,
               Series 2001                                     1.30%    10/01/2031  $   5,310

              WEST VIRGINIA (0.4%)
    8,630     Marshall County PCRB, Series 1994                1.30      3/01/2026      8,630

              WISCONSIN (2.0%)
    1,100     Health and Educational Facilities Auth. RB,
               Series 2001 (LOC)                               1.30      5/01/2026      1,100
    8,000     Milwaukee IDRB, Series 1995                      1.45      9/01/2015      8,000
              Pleasant Prairie PCRB,
    1,490      Series 1995A                                    1.45      9/01/2030      1,490
   10,650      Series 1995B                                    1.45      9/01/2030     10,650
   10,000      Series 1995C                                    1.45      9/01/2030     10,000
    5,850     Sheboygan PCRB, Series 1995                      1.45      9/01/2015      5,850
    2,700     Whitefish Bay Village RB, Series 2000 (LOC)      1.30      4/01/2020      2,700

              WYOMING (3.2%)
    5,525     Green River PCRB, Series 1994                    1.35     10/01/2024      5,525
    7,200     Platte County PCRB, Series 1984B (NBGA)          1.20      7/01/2014      7,200
              Sweetwater County PCRB,
    3,100      Series 1988B (LOC)                              1.20      1/01/2014      3,100
   24,200      Series 1996B                                    1.30      7/15/2026     24,200
   22,800      Series 1996C                                    1.25      7/15/2026     22,800
                                                                                    ---------
              Total variable-rate demand notes (cost: $1,508,601)                   1,508,601
                                                                                    ---------

              ADJUSTABLE-RATE NOTE (0.3%)

              KENTUCKY
    5,750     General Fund TRAN,
               Series 2002C (cost: $5,750)                     1.18      6/26/2003      5,750
                                                                                    ---------

              PUT BONDS (13.2%)

              COLORADO (1.0%)
    3,000     Central Platte Valley Metropolitan
               District GO, Series 2001B (LOC)                 1.55     12/01/2031      3,000
   17,000     Southern Ute Indian Reservation RB,
               Series 2001(b)                                  1.62     11/01/2031     17,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2003

PRINCIPAL                                                   COUPON          FINAL
   AMOUNT    SECURITY                                         RATE       MATURITY      VALUE
--------------------------------------------------------------------------------------------
             FLORIDA (2.5%)
             Putnam County Development Auth. PCRB,
$  16,000     Series 1984D (NBGA)                             1.45%    12/15/2009    $16,000
    4,000     Series 1984H3 (NBGA)                            1.25      3/15/2014      4,000
             Sarasota County Public Hospital CP,
   15,400     Series 1996A                                    1.15     10/01/2028     15,400
   15,000     Series 1996A                                    1.05     10/01/2028     15,000

             GEORGIA (1.6%)
   10,000    Burke County Development Auth. PCRB,
              Series 2000                                     1.25      9/01/2030     10,000
    3,890    Marietta Housing Auth. MFH RB,
              Series 1985E (LOC)                              1.35      1/15/2009      3,890
   11,000    Monroe County PCRB, 2nd Series 95                1.20      7/01/2025     11,000
    6,800    Putnam County Development Auth. PCRB,
              1st Series 1997                                 1.20      4/01/2032      6,800

             ILLINOIS (1.5%)
   29,000    Chicago Gas Supply RB, Series 2000B              1.40      3/01/2030     29,000

             INDIANA (0.4%)
             Sullivan PCRB,
    1,000     Series 1985L-1 (NBGA)                           1.10     12/01/2014      1,000
    5,200     Series 1985L-2 (NBGA)                           1.10     12/01/2014      5,200
    2,000     Series 1985L-5 (NBGA)                           1.10     12/01/2014      2,000

             KENTUCKY (0.8%)
   10,000    Jefferson County PCRB, Series 1992A              1.30      9/01/2017     10,000
    5,500    Lexington-Fayette Urban County
              Government RB, Series 1987 (LOC)                2.25      4/01/2015      5,500
    1,400    Trimble County PCRB, Series 1992A                1.20      9/01/2017      1,400

             MARYLAND (1.8%)
    9,000    Anne Arundel County PCRB, Series 1984            2.20      7/01/2014      9,000
   26,900    Anne Arundel County Port Facilities RB,
              Series 1985                                     1.25      6/01/2013     26,900

             MISSISSIPPI (0.6%)
             Claiborne County PCRB,
    3,000     Series 1985G-1 (NBGA)                           1.35     12/01/2015      3,000
    8,845     Series 1985G-2 (NBGA)                           1.20     12/01/2015      8,845

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2003

PRINCIPAL                                                   COUPON          FINAL
   AMOUNT    SECURITY                                         RATE       MATURITY      VALUE
--------------------------------------------------------------------------------------------
             MONTANA (1.1%)
             Board of Investments Municipal Finance
              Consolidation Act Bonds,
$   9,740     Series 1997 (NBGA)                              1.35%     3/01/2017   $  9,740
   12,285     Series 1998 (NBGA)                              1.35      3/01/2018     12,285

             NEW MEXICO (0.9%)
   17,000    Jicarilla Apache Nation RB, Series 2002A(b)      1.45     12/01/2032     17,000

             NEW YORK (0.3%)
    5,000    Mortgage Agency RB, 34th Series                  1.65     10/01/2017      5,000

             TEXAS (0.3%)
    4,000    Pasadena ISD, Series 2000A (LIQ)(NBGA)(c)        1.35      8/15/2026      4,000
    1,500    Richardson ISD, Series 2000 (LIQ)(NBGA)(c)       1.35      8/15/2024      1,500

             VIRGINIA (0.4%)
    8,000    Chesterfield County IDA PCRB, Series 2000        5.70     11/15/2030      8,194
                                                                                    --------
             Total put bonds (cost: $261,654)                                        261,654
                                                                                    --------

             FIXED-RATE INSTRUMENTS (9.1%)

             CALIFORNIA (4.1%)
    5,000    State GO CP                                      1.30      4/04/2003      5,000
   10,000    State GO CP                                      1.20      4/04/2003     10,000
   11,000    State GO CP                                      1.25      4/07/2003     11,000
   12,750    State GO CP                                      1.25      4/08/2003     12,750
    6,000    State GO CP                                      1.20      4/09/2003      6,000
   10,000    State GO CP                                      1.17      4/11/2003     10,000
   17,000    State GO CP                                      1.17      4/14/2003     17,000
   10,000    State GO CP                                      1.20      5/02/2003     10,000

             COLORADO (0.2%)
    1,530    Colorado Springs Airport System RB,
              Series 1992C (INS)                              1.40(a)   1/01/2004      1,514
    3,000    Metropolitan Football Stadium District RB,
              Series 1999B (INS)                              1.30(a)   1/01/2004      2,971

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2003

PRINCIPAL                                                   COUPON          FINAL
   AMOUNT    SECURITY                                         RATE       MATURITY      VALUE
--------------------------------------------------------------------------------------------
             IOWA (0.2%)
             Higher Education Loan Auth. RAN,
$   2,100     Series 2002J                                    3.25%     5/23/2003    $ 2,102
    1,350     Series 2002M                                    3.25      5/23/2003      1,352

             KENTUCKY (0.5%)
   10,250    Logan/Todd Regional Water Commission
              BAN, Series 2002                                3.00      8/01/2003     10,294

             MASSACHUSETTS (0.7%)
   14,300    Hampshire Regional School District BAN           2.25     12/10/2003     14,385

             MINNESOTA (0.8%)
    1,535    Albert Lea ISD No. 241 GO,
              Series 2002 (NBGA)                              2.25      9/06/2003      1,538
    1,405    Atwater-Cosmos-Grove City ISD GO,
              Series 2002 (NBGA)                              1.86      8/11/2003      1,406
    4,710    Crosby-Ironton ISD No. 182 GO,
              Series 2002 (NBGA)                              2.25      9/08/2003      4,721
    4,500    Eden Prairie ISD No. 272 GO,
              Series 2002 (NBGA)                              2.25      9/21/2003      4,515
    1,350    Lake Crystal Wellcome Memorial Area
              Schools GO, Series 2002 (NBGA)                  1.77      8/10/2003      1,350
    2,220    Paynesville ISD No. 741, Series 2002 (NBGA)      1.86      8/11/2003      2,221

             MISSOURI (0.6%)
             Health and Educational Facilities Auth. RAN,
      735     Series 2002D                                    3.25      4/18/2003        735
    1,500     Series 2002H                                    3.25      4/18/2003      1,500
    2,300     Series 2002I                                    3.25      4/18/2003      2,301
    2,330     Series 2002J                                    3.25      4/18/2003      2,331
    6,000    Public Utilities Commission Interim
              Construction Notes, Series 2002                 2.50     11/01/2003      6,029

             NEW JERSEY (0.4%)
    8,595    Newark Essex County BAN                          2.50      8/01/2003      8,616

             NEW YORK (0.1%)
    2,500    Lansingburgh CSD BAN, Series 2002                2.50      6/27/2003      2,504

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2003

PRINCIPAL                                                   COUPON          FINAL
   AMOUNT    SECURITY                                         RATE       MATURITY        VALUE
----------------------------------------------------------------------------------------------
             NORTH DAKOTA (0.3%)
$   5,000    Rural Water Finance Corp. Public
              Projects Construction Notes,
              Series 2002                                     2.50%    11/01/2003   $    5,026

             TEXAS (0.5%)
   10,000    Bexar Metropolitan Water District CP (LOC)       1.20      4/02/2003       10,000

             WASHINGTON (0.5%)
    9,500    Seattle Municipal Light and Power RAN,
              Series 2002                                     2.50     11/21/2003        9,560

             WISCONSIN (0.2%)
    3,000    Rural Water Construction Loan Program
              Commission RAN, Series 2002                     2.50     11/01/2003        3,016
                                                                                    ----------
             Total fixed-rate instruments (cost: $181,737)                             181,737
                                                                                    ----------

             TOTAL INVESTMENTS (COST: $1,957,742)                                   $1,957,742
                                                                                    ==========

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                    (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2003

PORTFOLIO SUMMARY BY CONCENTRATION (% OF NET ASSETS)
--------------------------------------------------------------------------------

Electric Utilities                       15.7%
Education                                10.3
Hospital                                  9.0
General Obligation                        8.8
Nursing/CCRC                              6.5
Multifamily Housing                       6.0
Water/Sewer Utility                       5.0
Community Service                         4.6
Electric/Gas Utility                      4.6
Buildings                                 3.9
Gas Utilities                             3.3
Aerospace & Defense                       2.2
Real Estate Tax/Fee                       1.8
Municipal Finance                         1.6
Health Miscellaneous                      1.5
Agricultural Products                     1.3
Airport/Port                              1.2
Electrical Components & Equipment         1.2
Banks                                     1.1
Diversified Chemicals                     1.0
Toll Roads                                1.0
Other                                     6.8
                                        -----
Total                                    98.4%
                                        =====

PORTFOLIO SUMMARY BY STATE (% OF NET ASSETS)
--------------------------------------------------------------------------------

Alabama                                 4.8%
Alaska                                  0.5
Arizona                                 0.1
Arkansas                                0.1
California                              8.0
Colorado                                3.3
Delaware                                0.2
Florida                                 5.6
Georgia                                 4.2
Hawaii                                  0.6
Idaho                                   0.3
Illinois                                4.9
Indiana                                 3.4
Iowa                                    1.0
Kansas                                  0.2
Kentucky                                4.4
Louisiana                               3.3
Maryland                                5.8
Massachusetts                           1.9
Michigan                                1.8
Minnesota                               1.5
Mississippi                             0.8
Missouri                                3.6
Montana                                 1.1
New Hampshire                           1.5
New Jersey                              0.4
New Mexico                              0.9
New York                                4.6
North Carolina                          0.4
North Dakota                            0.3
Ohio                                    1.2
Oklahoma                                4.1
Oregon                                  1.3
Pennsylvania                            2.5
South Carolina                          1.3
South Dakota                            1.0
Tennessee                               2.1
Texas                                   8.1
Utah                                    0.1
Virginia                                0.4
Washington                              1.0
West Virginia                           0.4
Wisconsin                               2.2
Wyoming                                 3.2
                                      -----
Total                                  98.4%
                                      =====

28

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

                 Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

                 (b) Restricted security. Security is not registered under the
                     Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A and as such is generally deemed by the Manager to be liquid under guidelines approved by the Board of Directors.

                 (c) At March 31, 2003, the cost of securities purchased on a delayed-delivery basis was $5,500,000.

                 (d) Represents less than 0.1% of net assets.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2003

ASSETS

  Investments in securities (valued at amortized cost)                   $1,957,742
  Cash                                                                        8,078
  Receivables:
     Capital shares sold                                                      2,556
     Interest                                                                 4,131
     Securities sold                                                         35,273
                                                                         ----------
          Total assets                                                    2,007,780
                                                                         ----------
LIABILITIES

  Securities purchased                                                       13,530
  Capital shares redeemed                                                     4,344
  USAA Investment Management Company                                            469
  USAA Transfer Agency Company                                                   72
  Accounts payable and accrued expenses                                         125
  Dividends on capital shares                                                    53
                                                                         ----------
          Total liabilities                                                  18,593
                                                                         ----------
               Net assets applicable to capital shares outstanding       $1,989,187
                                                                         ==========
NET ASSETS CONSIST OF:

  Paid-in capital                                                        $1,989,187
                                                                         ==========
  Capital shares outstanding                                              1,989,187
                                                                         ==========
  Authorized shares of $.01 par value                                     3,235,000
                                                                         ==========
  Net asset value, redemption price, and offering price per share        $     1.00
                                                                         ==========

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
YEAR ENDED MARCH 31, 2003

NET INVESTMENT INCOME
Interest income                                           $30,606
                                                          -------
Expenses:
   Management fees                                          5,370
   Administrative and servicing fees                        1,918
   Transfer agent's fees                                      884
   Custodian's fees                                           438
   Postage                                                     98
   Shareholder reporting fees                                 144
   Directors' fees                                              6
   Registration fees                                           62
   Professional fees                                           77
   Other                                                       17
                                                          -------
      Total expenses                                        9,014
   Expenses paid indirectly                                   (34)
                                                          -------
      Net expenses                                          8,980
                                                          -------
            Net investment income                         $21,626
                                                          =======

       SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                    of changes in NET ASSETS
                    (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
YEARS ENDED MARCH 31,

                                                              2003                2002
                                                    ----------------------------------
FROM OPERATIONS
   Net investment income                            $       21,626      $       39,390
                                                    ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                   (21,626)            (39,390)
                                                    ----------------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                             1,418,594           1,686,309
   Dividend reinvestments                                   20,850              37,826
   Cost of shares redeemed                              (1,376,124)         (1,738,421)
                                                    ----------------------------------
       Increase (decrease) in net assets from
          capital share transactions                        63,320             (14,286)
                                                    ----------------------------------
   Net increase (decrease) in net assets                    63,320             (14,286)

NET ASSETS

   Beginning of period                                   1,925,867           1,940,153
                                                    ----------------------------------
   End of period                                    $    1,989,187      $    1,925,867
                                                    ==================================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                           1,418,594           1,686,309
   Shares issued for dividends reinvested                   20,850              37,826
   Shares redeemed                                      (1,376,124)         (1,738,421)
                                                    ----------------------------------
       Increase (decrease) in shares outstanding            63,320             (14,286)
                                                    ==================================

       SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

              USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA Tax Exempt Money Market Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

                 A. SECURITY VALUATION - The value of each security is
                    determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                    1. Pursuant to SEC Rule 2a-7, securities in the Fund are
                       stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                    2. Securities that cannot be valued by the methods set
                       forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

                 B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                 C. INVESTMENTS IN SECURITIES - Security transactions are
                    accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2003

                 D. SECURITIES PURCHASED ON A DELAYED-DELIVERY BASIS - Delivery
                    and payment for securities that have been purchased by the Fund on a delayed-delivery basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2003, net outstanding delayed-delivery commitments for the Fund were $5,500,000.

                 E. EXPENSES PAID INDIRECTLY - Through fee-offset
                    arrangements with the Fund's custodian bank and transfer agent, credits, if any, realized as a result of uninvested cash balances are used to reduce the Fund's custodian fees. For the year ended March 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $34,000.

                 F. USE OF ESTIMATES - The preparation of financial
                    statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

              The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2003

              Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

              The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended March 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

              The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2003

              The tax character of distributions paid during the years ended March 31, 2003 and 2002, was as follows:

                                                         2003           2002
                                                      --------------------------

              Tax-exempt income                       $21,626,000    $39,390,000


              As of March 31, 2003, the component of net assets representing distributable earnings on a tax basis was as follows:


              Undistributed net investment income                        $57,000


              Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

              Cost of purchases and proceeds from sales/maturities of securities for the year ended March 31, 2003, were $4,884,642,000 and $4,852,674,000, respectively.

              The cost of securities at March 31, 2003, for federal income tax purposes, was $1,957,742,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                 A. MANAGEMENT FEES - The Manager carries out the Fund's
                    investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets. For the year ended March 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $5,370,000.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2003

                 B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended March 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,918,000.

                 C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,
                    d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended March 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $884,000.

                 D. UNDERWRITING SERVICES - The Manager provides exclusive
                    underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

              Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2003

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                       YEAR ENDED MARCH 31,
                                      -----------------------------------------------------------------------------
                                             2003              2002             2001           2000            1999
                                      -----------------------------------------------------------------------------
Net asset value at
      beginning of period             $      1.00       $      1.00      $      1.00    $      1.00     $      1.00
Income from investment operations:
      Net investment income                   .01               .02              .04            .03             .03
Less distributions:
      From net investment income             (.01)             (.02)            (.04)          (.03)           (.03)
                                      -----------------------------------------------------------------------------
Net asset value at
      end of period                   $      1.00       $      1.00      $      1.00    $      1.00     $      1.00
                                      =============================================================================
Total return (%)*                            1.14              2.08             3.88           3.27            3.26
Net assets at
      end of period (000)             $ 1,989,187       $ 1,925,867      $ 1,940,153    $ 1,863,214     $ 1,767,036
Ratio of expenses to
      average net assets (%)**                .47(a)            .45(a)           .38            .38             .38
Ratio of net investment
      income to average
      net assets (%)**                       1.13              2.06             3.80           3.24            3.21

  * Assumes reinvestment of all dividend income distributions during the period.
 **  For the year ended March 31, 2003, average net assets were $1,917,979,000.
(a) Reflects total expenses excluding any fee-offset arrangements, which had no impact on these ratios.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2003

(8) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)
--------------------------------------------------------------------------------

              On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended March 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on February 6, 1984. From that date through the fiscal year ended March 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

 D I R E C T O R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

              The Board of Directors of the Company consists of seven Directors and six Officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

              Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of March 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

              * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS
                AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

40

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

              ROBERT G. DAVIS(2)
              Director and Chairman of the Board of Directors
              Born: November 1946
              Year of Election or Appointment: 1996

              Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

              CHRISTOPHER W. CLAUS(2)
              Director, President, and Vice Chairman of the Board of Directors
              Born: December 1960
              Year of Election or Appointment: 2001

              President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN(3,4,5,6)
                 Director
                 Born: June 1945
                 Year of Election or Appointment: 1994

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D.(3,4,5,6)
                 Director
                 Born: July 1946
                 Year of Election or Appointment: 1997

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR(3,4,5,6)
                 Director
                 Born: August 1945
                 Year of Election or Appointment: 2000

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds.
                 Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

42

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 LAURA T. STARKS, PH.D.(3,4,5,6)
                 Director
                 Born: February 1950
                 Year of Election or Appointment: 2000

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER(2,3,4,5,6)
                 Director
                 Born: July 1943
                 Year of Election or Appointment: 1992

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2)  MEMBER OF EXECUTIVE COMMITTEE

                 (3)  MEMBER OF AUDIT COMMITTEE

                 (4)  MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5)  MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 CLIFFORD A. GLADSON
                 Vice President
                 Born: November 1950
                 Year of Appointment: 2002

                 Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 STUART WESTER
                 Vice President
                 Born: June 1947
                 Year of Appointment: 2002

                 Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 MARK S. HOWARD
                 Secretary
                 Born: October 1963
                 Year of Appointment: 2002

                 Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Secretary and Counsel, IMCO (12/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

                 EILEEN M. SMILEY
                 Assistant Secretary
                 Born: November 1959
                 Year of Appointment: 2003

                 Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

44

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 DAVID M. HOLMES
                 Treasurer
                 Born: June 1960
                 Year of Appointment: 2001

                 Senior Vice President, Life/IMCO/Financial Planning Services, Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes also holds the Officer position of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Born: November 1960
                 Year of Appointment: 2000

                 Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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                                                                              49

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50

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

           DIRECTORS          Robert G. Davis, CHAIRMAN OF THE BOARD
                              Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

       ADMINISTRATOR          USAA Investment Management Company
 INVESTMENT ADVISER,          P.O.Box 659453
        UNDERWRITER,          San Antonio, Texas 78265-9825
     AND DISTRIBUTOR

      TRANSFER AGENT          USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN          State Street Bank and Trust Company
                              P.O. Box 1713
                              Boston, Massachusetts 02105

INDEPENDENT AUDITORS          Ernst & Young LLP
                              100 West Houston St., Suite 1900
                              San Antonio, Texas 78205

           TELEPHONE          Call toll free - Central time
    ASSISTANCE HOURS          Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

      FOR ADDITIONAL          1-800-531-8181, in San Antonio 456-7200
   INFORMATION ABOUT          For account servicing, exchanges,
        MUTUAL FUNDS          or redemptions
                              1-800-531-8448, in San Antonio 456-7202

     RECORDED MUTUAL          24-hour service (from any phone)
   FUND PRICE QUOTES          1-800-531-8066, in San Antonio 498-8066

         MUTUAL FUND          (from touch-tone phones only)
   USAA TOUCHLINE(R)          For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              1-800-531-8777, in San Antonio 498-8777

    INTERNET ACCESS           USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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